Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Total net revenue		$ 94,471	$ 101,348
Operating costs and expenses:
Sales and marketing		2,672	1,772
Research and development		5,330	5,361
General and administrative		70,289	55,369
Depreciation and amortization		808	520
Total operating costs and expenses		134,559	107,627
Operating loss		(40,088)	(6,279)
Interest expense		(6,328)	(926)
Change in fair value of promissory notes		(4,561)	0
Change in fair value of derivative instruments		1,117	0
Change in fair value of unconsolidated affiliates		(4,245)	4,937
Change in fair value of convertible notes		4,271	0
Debt Extinguishment loss		(1,885)	0
Other (loss) income, net		(1,787)	3,378
(Loss) Income before income taxes		(53,506)	1,110
(Benefit) Provision for income taxes		(780)	1,175
Net loss		$ (52,726)	$ (65)
Net loss per common share - basic		$ (21.5)	$ (0.03)
Net loss per common share - diluted		$ (21.5)	$ (0.03)
Weighted average shares outstanding - basic		2,452,082	1,981,097
Weighted average shares outstanding - diluted		2,452,082	2,044,813
Service [Member]
Total net revenue		$ 40,855	$ 41,866
Operating costs and expenses:
Cost of revenue	[1]	26,706	24,174
Product [Member]
Total net revenue		41,540	51,346
Operating costs and expenses:
Cost of revenue	[1]	28,754	20,431
Related Parties [Member]
Total net revenue		$ 12,076	$ 8,136

[1]	Exclusive of depreciation and amortization shown separately.